Cost of Sales and Services (Schedule of Cost of Sales and Services) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Disclosure of cost of sales and services [Abstract]
Capacity and energy purchases and transmission costs	$ 50,973	$ 57,310		$ 93,196
Fuel, gas and lubricants	137,832	133,012		142,967
Payroll and related expenses	6,269	5,942		4,325
Regulatory expenses	62,908	48,509
Third party services	2,670	2,890
Other	6,484	4,003		4,328
Cost of sales and services	$ 267,136	$ 251,666	[2]	$ 244,816	[2]

[1]	Restated (See note 2.E)
[2]	Restated (See note 2.E and 28)